DEBT OBLIGATIONS - Contractual Maturity of Debt (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Debt maturing in:
2014	$ 4,109,329
Nonrecourse
Debt maturing in:
2014	2,548,387
Recourse
Debt maturing in:
2014	$ 1,560,942	[1]

[1]	Excludes recourse debt related to linked transactions (Note 10).